Share-Based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Stock Option [Member]
Number of options, Balance at beginning of the year	625,361	730,958	310,058
Number of options, Granted	158,021	271,355	590,839
Number of options, Vested during the year	(229,231)	(217,733)	(102,724)
Number of options, Forfeited during the year	(128,256)	(159,219)	(67,215)
Number of options, Balance at end of the year	425,895	625,361	730,958
Weighted average exercise price, Balance at beginning of the year	$ 5.58	$ 5.37	$ 2.69
Weighted average exercise price, Granted	8.72	5.78	5.78
Weighted average exercise price, Vested during the year	5.01	4.75	2.69
Weighted average exercise price, Forfeited during the year	5.24	5.16	2.69
Weighted average exercise price, Balance at end of the year	$ 7.21	$ 5.58	$ 5.37
Consultants’ stock options [Member]
Number of options, Balance at beginning of the year	149,475	154,921
Number of options, Granted		33,889	285,569
Number of options, Vested during the year	(49,019)	(39,335)	(130,649)
Number of options, Forfeited during the year
Number of options, Balance at end of the year	100,456	149,475	154,921
Weighted average exercise price, Balance at beginning of the year	$ 6.19	$ 6.20
Weighted average exercise price, Granted		6.40	4.54
Weighted average exercise price, Vested during the year	6.17	6.20	2.69
Weighted average exercise price, Forfeited during the year
Weighted average exercise price, Balance at end of the year	$ 6.27	$ 6.19	$ 6.20